NET INCOME/LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
NET INCOME/LOSS PER SHARE
Schedule of computation of basic and diluted net (loss) income per share

	Six months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted net loss per share from continuing operations	(4,443)	(2,195)
Numerator for basic and diluted net loss per share from discontinued operations	(9,287)	—
Denominator:
Denominator for basic and diluted net loss per share weighted average ordinary shares outstanding	46,756,368	55,525,314

Basic and diluted net loss per share from continuing operations	(0.10)	(0.04)
Basic and diluted net loss per share from discontinued operations	(0.20)	—